Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Oct. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Gross Unrealized Holding Loss, Carrying Amount	$ 41,614,621
Held-to-maturity Securities, Gross Unrealized Holding Loss	190
Held-to-maturity Securities, Fair Value	$ 41,614,431